SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the accompanying condensed consolidated financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying consolidated financial statements.

On October 6, 2025, the Company entered into a Returned Capital Agreement with the Sponsor and an Investor related to the Subscription Agreement dated October 1,2021. The agreement provides for the return of certain capital originally invested under that Subscription Agreement.

On October 10, 2025, the Company held an extraordinary general meeting of its shareholders. At the meeting, the Fourth Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from October 12, 2025 on a monthly basis up to twelve (12) times until October 12, 2026 was approved by depositing into the Company’s trust account for each one-month extension the lesser of (a) $40,000 and (b) $0.04 for each then outstanding share after giving effect to any redemptions. In connection with the extraordinary general meeting, 909,330 shares were tendered for redemption for cash at an approximate price of $12.34 per share, for an aggregate of approximately $11.2 million.

On October 23, 2025, the Company and AERKOMM entered into another SAFE Agreement (the “SAFE Note Agreement No. 5”).

On November 4, 2025, November 18, 2025 and December 19, 2025, the Company made three deposits of $28,042 each into the Company’s trust account in connection with November, December and January 2026 extension contributions to extend the life until November 12, 2025, December 12, 2025 and January 12, 2026, respectively.

On November 26, 2025, the Company was notified by Continental that the per-share redemption price for the October 10, 2025 redemption of public shares was underpaid by approximately $0.011 per share, resulting in an aggregate payable of $9,998 to the investors. On December 10, 2025, the Company made the payment to the investors in the aggregate amount of $9,998.

On January 12, 2026, the Board of Directors approved to extend the Deadline Date for an additional calendar month to February 12, 2026, the extension deposit is expected to be made on or before January 19, 2026.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the accompanying consolidated financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying consolidated financial statements.

On February 12, 2025, the Company, Merger Sub and AERKOMM entered into a second amendment to the Merger Agreement (the “Amendment No. 2”) to amend and restate the definitions of both “Indebtedness” and “Working Capital”.

On February 12, 2025 and March 12, 2025, the Company made two deposits of $48,311 into the Company’s trust account in connection with March and April extension contributions, respectively, to extend the life until April 12, 2025.